Transfers Of Financial Assets (Tables)	12 Months Ended
Oct. 31, 2018
Summary of Carrying Amount and Fair Value of Transferred Financial Assets Not Qualifying for Derecognition

Financial Assets Not Qualifying for Derecognition Treatment as Part of the Bank's Securitization Programs

(millions of Canadian dollars)				As at
	October 31, 2018		October 31, 2017
	Fair value	Carrying amount	Fair value	Carrying amount
Nature of transaction
Securitization of residential mortgage loans	$23,124	$23,334	$24,986	$24,985
Other financial assets transferred related to securitization[1]	4,230	4,235	3,964	3,969
Total	27,354	27,569	28,950	28,954
Associated liabilities[2]	$(27,272)	$(27,301)	$(28,960)	$(28,833)

[1]

Includes asset-backed securities, asset-backed commercial paper (ABCP), cash, repurchase agreements, and Government of Canada securities used to fulfill funding requirements of the Bank's securitization structures after the initial securitization of mortgage loans.

[2]

Includes securitization liabilities carried at amortized cost of $15 billion as at October 31, 2018 (October 31, 2017 – $16 billion), and securitization liabilities carried at fair value of $13 billion as at October 31, 2018 (October 31, 2017 – $13 billion).

Other Financial Assets One [Member]
Summary of Carrying Amount and Fair Value of Transferred Financial Assets Not Qualifying for Derecognition

Other Financial Assets Not Qualifying for Derecognition

(millions of Canadian dollars)		As at
	October 31 2018	October 31 2017
Carrying amount of assets
Nature of transaction
Repurchase agreements[1,2]	$24,333	$20,482
Securities lending agreements	27,124	22,015
Total	51,457	42,497
Carrying amount of associated liabilities[2]	$24,701	$20,264

[1]	Includes $2.0 billion, as at October 31, 2018, of assets related to repurchase agreements or swaps that are collateralized by physical precious metals (October 31, 2017 – $2.1 billion).
[2]	Associated liabilities are all related to repurchase agreements.